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                                    SUPPLEMENT DATED SEPTEMBER 4, 2001

                                                 TO

                                      PROSPECTUS DATED MAY 1, 2001

                                                FOR

                           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)



                                       FOR MARYLAND RESIDENTS ONLY


       Effective immediately, the Prospectus dated May 1, 2001 for Futurity Protector Variable Universal Life Insurance is supplemented as follows:

"Mortality and Expense Risk Charge" in the prospectus is referred to as "Product Risk Charge" in the life insurance policy.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE. THIS SUPPLEMENT AND THE PROSPECTUS SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.